FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Current Assets		$ 586	$ 594
Total assets		9,344	9,853
Liabilities:
Current Liabilities		2,760	493
Total liabilities		9,916	6,576
Non-controlling interests		1,150	1,623
Brookfield Infrastructure Partners L.P (1)	[1]	(1,722)	1,654
Total
Assets:
Current Assets		586	594	$ 441
Non-current assets		8,758	9,259	8,799
Total assets		9,344	9,853	9,240
Liabilities:
Current Liabilities		536	493	354
Non-current liabilities		6,013	6,083	5,637
Total liabilities		6,549	6,576	5,991
Non-controlling interests		1,150	1,623	1,787
Brookfield Infrastructure Partners L.P (1)		1,645	1,654	1,462
GBP
Assets:
Current Assets		181	159	131
Non-current assets		5,264	4,653	3,844
Total assets		5,445	4,812	3,975
Liabilities:
Current Liabilities		333	294	248
Non-current liabilities		3,241	2,888	2,452
Total liabilities		3,574	3,182	2,700
Non-controlling interests		367	318	247
Brookfield Infrastructure Partners L.P (1)		1,504	1,312	1,028
BRL
Assets:
Current Assets		405	435	310
Non-current assets		3,494	4,606	4,955
Total assets		3,899	5,041	5,265
Liabilities:
Current Liabilities		203	199	106
Non-current liabilities		2,772	3,195	3,185
Total liabilities		2,975	3,394	3,291
Non-controlling interests		783	1,305	1,540
Brookfield Infrastructure Partners L.P (1)		$ 141	$ 342	$ 434

[1]	Common equity is attributable to the partnership prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(c), Basis of Presentation and Significant Accounting Policies, for further details.